Stock Option Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stock Option Plans [Abstract]
Stock Option Plans
19.	Stock-Based Compensation

BFC

On September 16, 2011, BFC granted to certain of its and its subsidiaries’ officers an aggregate of 1,753,475 shares of restricted Class A Common Stock which were issued on October 7, 2011. These restricted stock awards were granted under BFC’s 2005 Stock Incentive Plan and will vest in one lump sum at the end of the four year service period on September 16, 2015. The fair value of the 1,753,475 shares of restricted stock on the date of grant was approximately $631,251, or $0.36 per share, and the cost is expected to be recognized over the four-year service period from September 2011 through September 2015.

The following is a summary of BFC’s restricted stock activity:

	Unvested Restricted Stock	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2010	—	$—
Granted	1,753,475	0.36
Vested	—	—
Forfeited	—	—

Outstanding at September 30, 2011	1,753,475	$0.36

BFC recognized restricted stock compensation cost of approximately $6,476 for the nine months ended September 30, 2011. There was no restricted share activity for the nine months ended September 30, 2010, and no stock options were granted during the nine months ended September 30, 2011 or 2010.

Bluegreen

During October 2011, the Compensation Committee of Bluegreen’s Board of Directors, acting pursuant to its authority under Bluegreen’s 2008 Stock Incentive Plan (the “2008 Plan”), accelerated the vesting of options previously granted under the 2008 Plan to purchase an aggregate of 695,000 shares of its common stock at an exercise price of $7.50 per share. As a result of this acceleration, to the extent such stock options had not previously vested, all such stock options fully vested on October 26, 2011. In addition, effective November 11, 2011, stock option agreement amendments (the “Stock Option Amendments”) were entered into with respect to options previously granted to certain individuals under the 2008 Plan and Bluegreen’s 2005 Stock Incentive Plan (the “2005 Plan”). Under the terms of the Stock Option Amendments, the affected options held by these individuals, entitle them to purchase an aggregate of 1,130,000 shares of Bluegreen’s common stock (including the aforementioned fully vested options to acquire 695,000 shares) will expire on November 25, 2011. These options have exercise prices ranging from $7.50 to $18.36 per share.

On November 11, 2011, Bluegreen also entered into agreements with certain individuals holding unvested restricted shares of its common stock previously granted to them under the 2005 Plan and the 2008 Plan. Under the terms of the agreements, an aggregate of 1,077,112 unvested restricted shares of Bluegreen’s common stock were relinquished by these individuals and canceled in exchange for an aggregate cash payment of $1.5 million. The cash payment is to be made to the individuals in two equal annual installments on December 31, 2011 and December 31, 2012, with each installment subject to the applicable individual’s continued employment with Bluegreen as of each payment date (except in the case of the individual’s death or disability). The restricted stock awards were previously scheduled to vest in 2012 and 2013.

28.	Stock Option Plans

BFC

BFC has a share based compensation plan (the “2005 Stock Incentive Plan”) under which restricted stock, incentive stock options and non-qualifying stock options are awarded. On May 19, 2009, the shareholders of BFC approved an amendment to the Company’s 2005 Stock Incentive Plan to, among other things, increase the maximum number of shares of the Company’s Class A Common Stock available for grant under the 2005 Stock Incentive Plan from 3,000,000 shares to 6,000,000 shares. BFC may grant incentive stock options only to its employees. BFC may grant non-qualified stock options and restricted stock awards to its directors, independent contractors and agents as well as employees.

BFC also had a stock-based compensation plan (“1993 Plan”) which expired in 2004. No future grants can be made under the 1993 Plan; however, any previously issued options granted under that plan remain effective until either they expire, are forfeited, or are exercised. BFC’s 1993 Plan provided for the grant of stock options to purchase shares of BFC’s Class B Common Stock. The 1993 Plan provided for the grant of both incentive stock options and non-qualifying options and the maximum term of the options was ten years.

On September 21, 2009, options to purchase an aggregate of approximately 1.8 million shares of common stock, which were previously granted to and held by BFC’s directors and employees, were re-priced to a new exercise price equal to the closing price of the Company’s Class A Common Stock as quoted on the Pink Sheets Electronic Quotation Service on September 21, 2009. The re-pricing did not impact any of the other terms, including the vesting schedules or expiration dates, of the previously granted stock options. The incremental compensation cost of the re-priced vested options was approximately $157,000 which was recognized in September 2009. The remaining incremental cost for the re-priced options that were unvested at the re-pricing date was approximately $125,000, of which approximately $85,000 was recognized in 2010 and $32,000 and $8,000 will be recognized in 2011 and 2012, respectively.

Additionally, on September 21, 2009, following the Woodbridge merger, new options to purchase an aggregate of 753,254 shares of our Class A Common Stock at an exercise price of $0.41 per share, the closing price of a share of the stock on the grant date, were granted principally to Woodbridge’s directors, executive officers and employees. The weighted average estimated fair value of the options granted on September 21, 2009 was approximately $0.22 per share and the resulting compensation cost of approximately $166,000 is expected to be recognized over the requisite service period of four years. The options expire in five years and the options will vest in four equal annual installments, with the first such installment having vested on September 21, 2010.

Assumptions used in estimating the fair value of employee options granted were formulated in accordance with FASB guidance under stock compensation and applicable guidance provided by the Securities and Exchange Commission. As part of this assessment, management determined that volatility should be based on the Company’s Class A Common Stock and derived from historical price volatility over the estimated life of the stock options granted. The expected term of an option is an estimate as to how long the option will remain outstanding based upon management’s expectation of employee exercise and post-vesting forfeiture behavior. Because there were no recognizable patterns, the simplified guidance was used to determine the estimated term of options based on the midpoint of the vesting term and the contractual term. The estimate of a risk-free interest rate is based on the U.S. Treasury implied yield curve in effect at the time of grant with a remaining term equal to the expected term. BFC has never paid cash dividends and does not currently intend to pay cash dividends on its common stock. In addition, BFC has committed not to pay dividends on its common stock without the prior written non-objection of the OTS. Therefore, a 0% dividend yield was assumed. Share-based compensation costs are recognized based on the grant date fair value. The grant date fair value for stock options is calculated using the Black-Scholes option pricing model net of an estimated forfeitures rate and recognizes the compensation costs for those options expected to vest on a straight-line basis over the requisite service period of the award. BFC based its estimated forfeiture rate of its unvested options on its historical experience.

The option model used to calculate the fair value of the stock options which were re-priced and the stock options which were granted during 2009 and 2008 was the Black-Scholes model. The table below presents the weighted average assumptions used to value such options. There were no options granted to employees or non-employee directors during the year ended December 31, 2010, and no option were granted to employees during the year ended December 31, 2008.

Weighted Average For the Year Ended December 31,
Employees	2009
Expected volatility	87.11%
Expected dividends	—%
Expected term (in years)	2.97
Average risk-free interest rate	1.50%
Option value	$0.21

	Weighted Average For the Year Ended December 31,
Non-Employee Directors	2009	2008
Expected volatility	81.83%	50.81%
Expected dividends	—%	—%
Expected term (in years)	3.37	5.00
Average risk-free interest rate	1.73%	3.35%
Option value	$0.22	$0.40

The following table sets forth information on outstanding options:

	Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($000)
Outstanding at December 31, 2007	1,723,217	$5.07	6.31	$—
Exercised	—	0.00
Forfeited	(30,000)	6.04
Expired	(147,407)	3.68
Granted	252,150	0.83

Outstanding at December 31, 2008	1,797,960	$4.57	6.35	$—
Exercised	—	0.00
Forfeited (a)	(1,777,729)	4.60
Expired	(20,231)	2.14
Granted (a)	2,530,983	0.41

Outstanding at December 31, 2009	2,530,983	$0.41	5.19	$—
Exercised	(5,500)	0.41		4
Forfeited	(13,017)	0.41
Expired	(20,290)	0.41
Granted	—	0.41

Outstanding at December 31, 2010	2,492,176	$0.41	4.24	$—

Exercisable at December 31, 2010	1,514,741	$0.41	3.96	$—

Available for grant at December 31, 2010	4,118,013

(a)	The options which were re-priced during September 2009 were treated under GAAP as having been forfeited and replaced with new grants. Accordingly, these options are included as “Forfeited” and “Granted” options in the table.

The weighted average grant date fair value of options granted during 2009 and 2008 was $0.22 and $0.40, respectively. Total unearned compensation cost related to BFC’s unvested stock options was $326,000 at December 31, 2010. The cost is expected to be recognized over a weighted average period of 1.36 years. At December 31, 2010, the unearned compensation cost associated with the cancellation of outstanding Woodbridge stock options in connection with the Woodbridge merger was $292,000 and will be recognized over a weighted average period of 1.34 years.

During the year ended December 31, 2010, BFC received net proceeds of approximately $2,200 upon the exercise of stock options. The total intrinsic value of options exercised during the year ended December 31, 2010 was $4,000. There were no option exercises during the years ended December 31, 2009 or 2008.

The following is a summary of BFC’s restricted stock activity:

	Unvested Restricted Stock	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2007	9,384	$5.62
Granted	120,480	0.83
Vested	(79,664)	0.60
Forfeited	—	—

Outstanding at December 31, 2008	50,200	$1.26
Granted	—
Vested	(50,200)	0.22
Forfeited	—	—

Outstanding at December 31, 2009	—	$—
Granted	—	—
Vested	—	—
Forfeited	—	—

Outstanding at December 31, 2010	—	$—

BFC recognized restricted stock compensation cost of approximately $0, $42,000 and $100,000 for the years ended December 31, 2010, 2009 and 2008, respectively.

In June 2008, the Board of Directors granted to non-employee directors an aggregate of 120,480 shares of restricted stock under the 2005 Stock Incentive Plan. Restricted stock was granted in Class A Common Stock and vested monthly over a twelve-month service period. The fair value of the 120,480 shares of restricted stock was approximately $100,000, and the cost was recognized over the 12 month service period from June 2008 through May 2009.

Woodbridge Restricted Stock and Stock Option Plan Prior to the Merger

Prior to its merger with BFC, Woodbridge had in place a stock compensation plan. The maximum term of options granted under the plan was 10 years. The vesting period for each grant was established by the Compensation Committee of Woodbridge’s Board of Directors. The vesting period for employees was generally five years utilizing cliff vesting. All options granted to directors vested immediately. Option awards issued became exercisable based solely on fulfilling a service condition. As of the date of the merger, no stock options granted under the plan had expired.

Upon consummation of the merger on September 21, 2009, all options to purchase shares of Woodbridge’s Class A Common Stock outstanding at the effective time of the merger were canceled and the holders did not receive any consideration as a result of the cancellation. Restricted shares of Woodbridge’s Class A Common Stock were converted to restricted shares of BFC’s Class A Common Stock at the merger exchange ratio of 3.47 shares of BFC’s Class A Common Stock for each share of Woodbridge’s Class A Common Stock. Some of the directors, executive officers and employees of Woodbridge were also granted BFC stock options following the merger, as described above.

The following table sets forth information regarding stock option activity under Woodbridge’s stock compensation plan prior to the merger:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (thousands)
Options outstanding at December 31, 2007	372,532	$86.66	8.00 years	$—
Granted	36,398	6.70		—
Exercised	—	—		—
Forfeited	90,459	81.85		—

Options outstanding at December 31, 2008	318,471	$78.89	7.19 years	—
Granted	—	—		—
Exercised	—	—		—
Cancelled	318,471	$78.89		—

Options outstanding at December 31, 2009	—	$—	—	$—

Options exercisable at December 31, 2009	—	$—	—	$—

Stock options available for equity compensation grants at December 31, 2009	—

The fair value for the options granted during the year ended December 31, 2008 was estimated at the date of the grant using the following assumptions:

Year ended December 31, 2008
Expected volatility	65.47%
Expected dividend yield	0.00%
Risk-free interest rate	4.16%
Expected life	5 years
Forfeiture rate - executives	5%
Forfeiture rate - non-executives	—

Expected volatility was based on the historical volatility of Woodbridge’s stock. Due to the short period of time that Woodbridge’s stock was publicly traded, the historical volatilities of similar publicly traded entities were reviewed to validate Woodbridge’s expected volatility assumption. The expected dividend yield was based on an expected quarterly dividend. Historically, forfeiture rates were estimated based on historical employee turnover rates. In 2007 and 2008, there were substantial pre-vesting forfeitures as a result of the reductions in force related to the bankruptcy of Levitt and Sons and Woodbridge’s restructurings. As a result, Woodbridge adjusted its stock compensation to reflect actual forfeitures. In accordance with the accounting guidance for stock compensation, pre-vesting forfeitures result in a reversal of compensation cost whereas a post-vesting cancellation would not.

Non-cash stock compensation expense for 2009 and 2008 related to unvested stock options in the aggregate amount of $991,000 and $840,000, respectively. Non-cash stock compensation expense for 2009 and 2008 included $1.5 million and $2.1 million, respectively, of amortization of stock option compensation, offset by $458,000 and $1.3 million, respectively, of a reversal of stock compensation previously expensed related to forfeited options. Non-cash stock compensation expense for 2009 and 2008 related to restricted stock awards in the aggregate amount of $88,000 and $152,000, respectively.

Bluegreen

Under Bluegreen’s employee stock option plans, options and shares of restricted stock can be granted with various vesting periods. All of the options granted generally expire ten years from the date of grant, subject to alternative expiration dates under certain circumstances for non-employee director grants. Bluegreen’s options are granted at exercise prices that either equal or exceed the quoted market price of its common stock at the respective dates of grant.

Options and unvested shares of restricted stock granted to employees vest 100% on the five-year anniversary of the date of grant. Options granted to non-employee directors generally vest immediately upon grant; certain grants vest on the five-year anniversary of the date of grant, subject to accelerated vesting pursuant to change in control provisions included in the terms of certain grants. Unvested shares of restricted stock granted to non-employee directors vest pro-rata on a monthly basis over a one year period from the date of grant.

The following table represents certain information related to Bluegreen’s unrecognized compensation for its stock-based awards as of December 31, 2010 and 2009:

As of December 31, 2010	Weighted Average Remaining Recognition Period	Unrecognized Compensation
	(in years)	(000’s)
Stock Option Awards	1.9	$1,873
Restricted Stock Awards	2.2	$4,687

As of December 31, 2009	Weighted Average Remaining Recognition Period	Unrecognized Compensation
	(in years)	(000’s)
Stock Option Awards	2.4	$4,261
Restricted Stock Awards	3.1	$8,050

There were no grants of restricted stock or stock options during 2010.

Changes in Bluegreen’s outstanding stock option plans are presented below (outstanding options in thousands).

	Outstanding Options	Weighted Average Exercise Price Per Share	Number of Shares Exercisable	Aggregate Intrinsic Value
Balance at November 16, 2009	2,795	$9.64	956	$7

Granted	—	$—
Forfeited	—	$—
Expired	—	$—
Exercised	—	$—

Balance at December 31, 2009	2,795	$9.64	956	$7

Granted	—	$—
Forfeited	(78)	12.88
Expired	—	$—
Exercised	—	$—

Balance at December 31, 2010	2,717	$9.53	1,310	$91

The aggregate intrinsic value of Bluegreen stock options outstanding and exercisable was less than $.01 million as of December 31, 2010 and 2009. No stock options were exercised during 2010 and 2009.

A summary of the status of Bluegreen’s unvested restricted stock awards and activity during the Bluegreen Interim Period are as follows (in thousands, except per option data):

Non-vested Restricted Shares	Number of Shares	Weighted-Average Grant- Date Fair Value per Share
	(In 000’s)
Unvested at November 16, 2009	1,441	$7.89

Granted	—	—
Vested	(15)	2.75
Forfeited	—	—

Unvested at December 31, 2009	1,426	$7.94

Granted	—	—
Vested	(54)	2.75
Forfeited	(45)	8.28

Unvested at December 31, 2010	1,327	$8.14

BankAtlantic Bancorp Restricted Stock and Stock Option Plan

	Stock Option Plans
	Maximum Term	Shares Authorized (3)	Class of Stock	Vesting Requirements	Type of Options (2)
		As Adjusted
		(Note 1)
2001 Amended and Restated Stock Option Plan (3)	10 years	156,756	Class A	(1)	ISO, NQ
2005 Restricted Stock and Option Plan (“BankAtlantic Bancorp Plan”) (4)	10 years	1,875,000	Class A	(1)	ISO, NQ

(1)	Vesting is established by the BankAtlantic Bancorp Compensation Committee in connection with each grant of options or restricted stock. All BankAtlantic Bancorp directors’ stock options vest immediately.
(2)	ISO - Incentive Stock Option

NQ - Non-qualifying Stock Option

(3)	In 2005, all shares remaining available for grant under the 2001 stock option plan were canceled.
(4)	The BankAtlantic Bancorp Plan provides that up to 1,875,000 shares of BankAtlantic Bancorp Class A common stock may be issued for restricted stock awards and upon the exercise of options granted under the Plan. The BankAtlantic Bancorp Plan was amended in May 2009 to increase the allowable shares issuable from 240,000 to 1,875,000.

BankAtlantic Bancorp recognizes stock based compensation costs based on the grant date fair value. The grant date fair value for stock options is calculated using the Black-Scholes option pricing model incorporating an estimated forfeiture rate and recognizes the compensation costs for those shares expected to vest on a straight-line basis over the requisite service period of the award, which is generally the option vesting term of five years.

During the year ended December 31, 2008, BankAtlantic Bancorp’s stock price exhibited higher volatility than its peer group. As a consequence, management began using its historical volatility as an indicator of future volatility. As part of its adoption of new accounting guidance on January 1, 2006, BankAtlantic Bancorp examined its historical pattern of option exercises in an effort to determine if there were any patterns based on certain employee populations. From this analysis, BankAtlantic Bancorp could not identify any employee population patterns in the exercise of its options. As such, BankAtlantic Bancorp used the guidance of SAB 107 to determine the estimated term of options issued subsequent to the adoption new accounting guidance. Based on this guidance, the estimated term was deemed to be the midpoint of the vesting term and the contractual term ((vesting term + original contractual term)/2).

The table below presents the weighted average assumptions used to value options granted to employees and directors during the year ended December 31, 2008. There were no options granted to employees or directors during the years ended December 31, 2010 and 2009.

Weighted Average
2008
Volatility	46.09%
Expected dividends	1.03%
Expected term (in years)	5.00
Risk-free rate	3.29%

The following is a summary of BankAtlantic Bancorp’s Class A common stock option activity:

	Class A Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($000)
	As Adjusted	As Adjusted
	(Note 1)	(Note 1)
Outstanding at December 31, 2007	212,899	$280.85	6.2
Exercised	(1,326)	78.00
Forfeited	(25,336)	374.05
Expired	(22,305)	152.50
Granted	15,190	48.50

Outstanding at December 31, 2008	179,122	265.46	5.8
Exercised	—	0
Forfeited	(7,667)	362.80
Expired	(15,412)	140.50
Granted	—	—

Outstanding at December 31, 2009	156,043	273.05	5.2
Exercised	—	—
Forfeited	(31,238)	306.70
Expired	(8,457)	212.15
Granted	—	0

Outstanding at December 31, 2010	116,348	$268.45	3.7	$—

Exercisable at December 31, 2010	97,974	$262.40	3.3	$—

Available for grant at December 31, 2010	1,502,898

The weighted average grant date fair value of options granted during 2008 was $19.75. The total intrinsic value of options exercised during the years ended December 31, 2008 was $25,000. There were no options granted or exercised during the years ended December 31, 2010 and 2009.

Total unearned compensation cost related to BankAtlantic Bancorp’s nonvested Class A common stock options was $0.7 million at December 31, 2010. The cost is expected to be recognized over a weighted average period of 0.7 year.

Included in the Company’s Consolidated Statements of Operations in Financial Services compensation expense was $1.5 million, $2.4 million and $1.8 million of BankAtlantic Bancorp share-based compensation expense for the years ended December 31, 2010, 2009 and 2008, respectively. There was no recognized tax benefit associated with the compensation expense for the years ended December 31, 2010, 2009 and 2008 as it was not more likely than not that the BankAtlantic Bancorp would realize the tax benefits associated with the share based compensation expense.

The following is a summary of BankAtlantic Bancorp’s non-vested restricted Class A common share activity:

	Class A	Weighted
	Non-vested	Average
	Restricted	Grant Date
	Stock	Fair Value
	As Adjusted	As Adjusted
	(Note 1)	(Note 1)
Outstanding at December 31, 2007	6,138	$$210.05
Vested	(2,059)	168.85
Forfeited	—	0
Granted	1,091	48.50

Outstanding at December 31, 2008	5,170	192.35
Vested	(1,210)	132.80
Forfeited	—	0
Granted	—	0

Outstanding at December 31, 2009	3,960	210.55
Vested	(1,980)	192.60
Forfeited	(23,200)	9.10
Granted	335,000	6.20

Outstanding at December 31, 2010	313,780	$7.40

In February 2010, BankAtlantic Bancorp Board of Directors granted to its employees 320,000 restricted shares of BankAtlantic Bancorp Class A Common Stock awards (“RSA”) under the BankAtlantic Bancorp, Inc. 2005 Restricted Stock and Option Plan. BankAtlantic Bancorp Board of Directors also granted 15,000 RSAs to employees of BFC that perform services for BankAtlantic Bancorp. The grant date fair value was calculated based on the closing price of BankAtlantic Bancorp’s Class A common stock on the grant date. The RSAs vest pro-rata over four years and had a fair value of $6.20 per share at the grant date.

As of December 31, 2010, the total unrecognized compensation cost related to non-vested restricted stock compensation was approximately $1.6 million. The cost is expected to be recognized over a weighted-average period of approximately 3 years. The fair value of shares vested during the years ended December 31, 2010, 2009 and 2008 was $15,000, $19,000, and $90,000, respectively.